SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL
SHARE CAPITAL

17    SHARE CAPITAL

As of December 31, 2019 and December 31, 2020, all issued shares were registered and fully paid. Both A shares and H shares rank pari passu with each other.

The number of the Company’s authorised and issued ordinary shares was 17,022,672,951 at par value of RMB1.00 per share as of December 31, 2020.